Leases (Tables)	12 Months Ended
Dec. 31, 2021
Leases
Summary of supplemental information related to operating leases

	As of December 31,
	2020	2021

	(RMB in millions)
Operating lease ROU assets	15,484	19,987
Operating lease liabilities-current	5,513	6,665
Operating lease liabilities-non-current	10,250	13,721

Total operating lease liabilities	15,763	20,386

Weighted average remaining lease term	4.8 years	5.6 years
Weighted average discount rate	5.0%	5.0%

Summary of lease cost recognized and supplemental cash flow information related to operating leases

	For the year ended December 31,
	2019	2020	2021

	(RMB in millions)
Operating lease cost	3,377	4,903	6,763
Short-term lease cost	1,213	1,902	2,782

Total	4,590	6,805	9,545

Cash paid for operating leases	3,461	4,801	6,715

Summary of maturity of lease liabilities

As of December 31, 2021
(RMB in millions)
2022	6,778
2023	4,807
2024	3,338
2025	2,292
2026	1,504
2027 and thereafter	4,843

Total lease payments	23,562
Less: interest	(3,176)

Present value of operating lease liabilities	20,386